Other Financial Assets and Liabilities - Summary of Financial Assets at Fair Value Through Profit or Loss (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Equity Instruments	₩ 1,064,856	₩ 952,319
Less: non-current	(609,887)	(488,040)
Current	454,969	464,279
Equity Instruments Listed [member]
Disclosure of financial assets [line items]
Equity Instruments	26,647	24,285
Equity Instruments Unlisted [member]
Disclosure of financial assets [line items]
Equity Instruments	72,517	64,835
Debt securities [member]
Disclosure of financial assets [line items]
Equity Instruments	942,274	862,481
Derivatives held for trading [member]
Disclosure of financial assets [line items]
Equity Instruments	₩ 23,418	₩ 718